Plan Description and Basis of Presentation	12 Months Ended
Sep. 30, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Description and Basis of Presentation	Plan Description and Basis of Presentation
The following description of the Timberland Bank Employee Stock Ownership & 401(k) Plan ("the Plan") provides only general information.  Participants should refer to the Plan agreement for a more complete description of the Plan's provisions.

General

The Plan is a defined contribution plan established for the benefit of eligible employees of Timberland Bank ("the Company").  The Company is the wholly-owned subsidiary of Timberland Bancorp, Inc. ("Bancorp").  The Plan is comprised of two components: a defined contribution 401(k) plan component and an employee stock ownership plan ("ESOP") component.  The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and is designed to comply with Sections 401(a) and 4975(e)(7) of the Internal Revenue Code, as amended ("Code") and the regulations thereunder.  The Plan is administered by Timberland Bank. American Trust is the TPA (Third-Party Administrator) and trustee for the Plan's investments.  The Plan has been amended and restated from time to time as necessary for the Plan to remain tax qualified. The Plan Administrator and the members of the Company's Retirement Plan Committee are participants in the Plan.

Voting Rights

Each participant may direct the trustee as to the voting rights attributable to his or her allocated shares of Bancorp common stock held in the ESOP component of the Plan.  Any allocated Bancorp common shares for which voting instructions are not received and Bancorp common shares held in the 401(k) component of the Plan are voted by the trustee in the same proportion as shares for which the trustee receives voting instructions.

Eligibility

The Plan covers substantially all employees of the Company or an affiliated entity (other than those excluded under the terms of the Plan) who have one year of service and are 18 years of age or older (age 21 for participation in the ESOP portion of the Plan).  Generally, a year of service is credited upon the completion of at least 1,000 hours of service within a Plan year (October 1 to September 30).  The Plan provides entry dates on the first day of each calendar quarter.  However, employees who are at least age 18, but have not been credited with a year of service, are eligible to make 401(k) contributions as of the first day of the month after beginning employment.

Contributions and Participant Investment Options

Plan participants may make salary deferral contributions into the 401(k) component of the Plan up to the maximum permitted under the Code ($23,500 for calendar year 2025 and $23,000 for 2024).  The Plan provides for both pre-tax and after-tax (Roth) 401(k) salary deferral contributions.  Participants age 50 and older during the Plan year are also permitted to make elective 401(k) catch-up deferrals.  The maximum catch-up deferral under the Code was $7,500 for both calendar years 2025 and 2024.  The Plan includes an auto-enrollment provision, whereby all newly eligible employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan.  Automatically enrolled participants have their initial deferral rate set at 1% of their eligible compensation, and such contributions are invested in a designated balanced fund until changed by the participant.  This 1% rate automatically increases to 2% in the second year of participation, 3% in the third, 4% in the fourth and 5% in the fifth and subsequent years of participation unless the employee affirmatively selects otherwise.

Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans (i.e., rollover contributions). In-plan Roth conversions are permitted.

The Company is required to make an annual safe harbor profit sharing contribution of 3% of eligible compensation, with additional amounts contributed at the option of its Board of Directors.  The Company made a safe harbor contribution to the 401(k) component of the Plan totaling $544,897 for the year ended September 30, 2025.  The Company made an additional profit sharing contribution to the 401(k) component of the Plan of $541,170 for the year ended September 30, 2025. There was no ESOP contribution made by the Company for the year ended September 30, 2025.
Participants may direct the investments of their 401(k) salary deferral contributions, Company safe harbor contributions, and Company discretionary contributions, if any, into a variety of investment choices, which are more fully described in the Plan document and related agreements.

Participant Accounts

Each eligible participant's account is credited (charged) with the participant's salary deferral contributions and – as applicable – their proportionate allocations of (a) the Company's safe harbor contribution, (b) the Company's discretionary contribution (if any), (c) the Plan's ESOP contributions (if any), (d) rollover contributions (if any), (e) the Plan's earnings (losses), (f) administrative expenses, and (g) forfeitures of terminated participants' nonvested accounts.

Benefit Payments

On termination of service, a participant whose vested Plan accounts total $1,000 or less will automatically receive a lump-sum amount equal to the value of the vested interest in his or her account.   A participant whose vested Plan accounts are less than $5,000 but more than $1,000 will automatically have their vested account distributed and transferred to an individual retirement account ("IRA") with an approved broker, unless the participant requests that this amount either be distributed directly to the participant net of tax withholding or transferred to an IRA selected by the participant.  A participant whose vested Plan accounts exceed $5,000 may leave the funds in the Plan or elect to receive their vested interest in either a lump-sum distribution or a distribution over a certain period in monthly, quarterly, semiannual, or annual installments with ESOP accounts generally being limited to five years.  A participant's vested Plan accounts may also be distributed upon attaining age 65, unless an election has been made to defer or accelerate the distribution of benefits.  Accounts are also subject to required minimum distribution rules. Distributions from the 401(k) component of the Plan are in cash, in the form of Bancorp common stock, or a combination thereof as elected by the participant.  Distributions from the ESOP component of the Plan are in the form of Bancorp common stock or cash as elected by the participant. Upon reaching age 59½, participants may make in-service withdrawals from all fully vested accounts, including the related earnings (losses).  Hardship distributions are also allowed within certain limits. Distributions from a participant's rollover account may occur at any time upon request.  During the year ended September 30, 2025, the Plan distributed 3,975 shares of Bancorp common stock, valued at $119,879, and $275,210 in quarterly cash dividend payments from the ESOP component. As of September 30, 2025, there were no requested distributions still in process.

Vesting

Participants are immediately 100% vested in all 401(k) deferral contributions, rollover and safe harbor profit sharing contributions, and the actual earnings (losses) thereon.  Vesting in the Company's discretionary contribution portion of accounts and the ESOP, and the actual earnings (losses) thereon, is based on years of credited service.  Participants ratably vest in these accounts in accordance with the following table:

Years of Credited Service	Vested Interest
1	10%
2	20%
3	40%
4	60%
5	80%
6 or more	100%

A participant's account also becomes 100% vested upon attaining the age of 65 while actively employed or if the participant's separation from service is a result of death or disability.

Forfeitures

Forfeited balances of terminated participants' nonvested accounts are treated as discretionary contributions for the Plan year in which the forfeitures occur or may be used to pay plan expenses.  Forfeiture activity for the year ended September 30, 2025 was immaterial relative to total plan assets.
Administrative Expenses

At the Company's discretion, administrative expenses of the Plan may be paid directly by the Company, and certain other administrative expenses may be paid by the Plan.  Expenses that are paid by the Company are excluded from the accompanying financial statements.  In addition, certain investment related expenses are included in net appreciation (depreciation) in fair value of investments in the accompanying statement of changes in net assets available for benefits.

ESOP Component Diversification

Diversification is available to a participant who has three years or more of service with the Company so that they may have the opportunity to move part of the value of their investment in Bancorp common stock that is held under the ESOP portion of the Plan into investments that are more diversified.  Diversification is also allowed with respect to Bancorp stock that is attributable to the 401(k) plan component, except that the three-years of service requirement does not apply to Bancorp stock acquired with 401(k) elective deferrals. Subject to the requirements, these participants may diversify their entire Plan balance or any portion that they choose.  The divestment may be directed into the same fund choices available for the 401(k) component of the Plan.  Divestment and reinvestment may occur once a month.  During the year ended September 30, 2025, there were no shares diversified out of the ESOP component of the Plan.

Plan Amendments and Termination

Although it has not expressed any intent to do so, the Company reserves the right to amend and terminate the Plan at any time, subject to the Plan's provisions.  Upon termination of the Plan, the interest of each participant will be distributed to the participant or to their beneficiary at the time prescribed by the Plan terms and the Code.  In the event of Plan termination, participants would become 100% vested in their accounts.